REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jan. 01, 2024	Dec. 31, 2023	Jan. 01, 2023
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	$ 41,026	$ 40,917	$ 121,085	$ 120,446
Receivables from contracts with customers	10,600		10,600		$ 8,900	$ 8,900	$ 8,600
Liabilities from contracts with customers	0		0			$ 0
Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	16,441	18,939	48,058	56,184
Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	24,585	21,978	73,027	64,262
Variable annuities and other insurance commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	24,873	26,614	74,943	77,455
Variable annuities and other insurance commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	10,796	13,051	31,826	39,461
Variable annuities and other insurance commissions | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	14,077	13,564	43,117	37,994
Mutual fund commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	5,129	4,149	15,037	13,860
Mutual fund commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	946	1,198	3,471	3,982
Mutual fund commissions | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	4,183	2,951	11,566	9,878
Securities commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	3,201	3,165	8,790	8,737
Securities commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	3,201	3,165	8,790	8,737
Alternative investments
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	1,577	1,541	4,065	4,060
Alternative investments | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	1,498	1,526	3,971	4,004
Alternative investments | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	80	15	95	56
Advisory fees
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	6,246	5,448	18,250	16,334
Advisory fees | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	$ 6,246	$ 5,448	$ 18,250	$ 16,334